Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,639,000.00
Previously Paid Amount	0.00
Total Fee Amount	916.85
Total Offset Amount	0.00
Net Fee	916.85
Narrative - Max Aggregate Offering Price	$ 6,639,000.00
Final Prospectus	true